Unrecognized contractual commitments (excluding Orange Bank) - Financing commitments - Non-current pledged or mortgaged assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrecognized contractual commitments [abstract]
Other intangible assets	€ 14,339	€ 14,602	€ 14,327	€ 11,811
Property, plant and equipment	26,665	25,912	25,123	€ 23,314
Non-current financial assets	3,711	3,882	835
Other	29,320
Total non-current assets	74,035	74,819	71,330
Amount of asset pledged or mortgaged, intangible assets, net (excluding goodwill)	107
Non-current pledged or mortgaged assets	€ 107	€ 121	€ 259
Percentage of asset pledged or mortgaged, intangible assets, net (excluding goodwill) (as a percent)	1.00%
Percentage of non-current assets pledged or mortgaged (as a percent)	0.00%